Note 5 - Loans Receivable, Net - Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans receivable	$ 560,794	$ 472,819
Unamortized discounts	20	16
Net deferred loan costs	(300)	(91)
Balance	9,903	9,709	$ 8,332	$ 11,401
Total loans receivable, net	551,171	463,185
Commitments to originate or purchase loans	47,220	27,184
Commitments to deliver loans to secondary market	$ 9,595	$ 8,071
Weighted average contractual rate of loans in portfolio	4.45%	4.54%
Residential Portfolio Segment [Member]
Loans receivable	$ 103,255	$ 90,945
Balance	1,186	990	1,096	1,628
Residential Portfolio Segment [Member] | Single Family Conventional [Member]
Loans receivable	103,125	90,587
Residential Portfolio Segment [Member] | Single Family FHA [Member]
Loans receivable	92	206
Residential Portfolio Segment [Member] | Single Family VA [Member]
Loans receivable	38	152
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	299,080	247,353
Balance	4,953	6,078	5,024	6,458
Commercial Real Estate Portfolio Segment [Member] | Lodging [Member]
Loans receivable	43,285	27,428
Commercial Real Estate Portfolio Segment [Member] | Retail/Office [Member]
Loans receivable	53,935	45,097
Commercial Real Estate Portfolio Segment [Member] | Nursing Home/Health Care [Member]
Loans receivable	8,185	9,183
Commercial Real Estate Portfolio Segment [Member] | Land Developments [Member]
Loans receivable	24,240	21,272
Commercial Real Estate Portfolio Segment [Member] | Golf Course [Member]
Loans receivable	1,560	4,163
Commercial Real Estate Portfolio Segment [Member] | Restaurant/Bar/Cafe [Member]
Loans receivable	5,851	5,854
Commercial Real Estate Portfolio Segment [Member] | Alternative Fuel Plants [Member]
Loans receivable	0	2,205
Commercial Real Estate Portfolio Segment [Member] | Warehouse Loan [Member]
Loans receivable	26,630	18,337
Commercial Real Estate Portfolio Segment [Member] | Single Family Builder Construction [Member]
Loans receivable	21,944	15,152
Commercial Real Estate Portfolio Segment [Member] | Multi Family Construction [Member]
Loans receivable	2,610	18,865
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Construction [Member]
Loans receivable	6,794	4,086
Commercial Real Estate Portfolio Segment [Member] | Manufacturing [Member]
Loans receivable	15,743	11,585
Commercial Real Estate Portfolio Segment [Member] | Churches/Community Service [Member]
Loans receivable	10,199	8,195
Commercial Real Estate Portfolio Segment [Member] | Multi Family [Member]
Loans receivable	36,777	12,324
Commercial Real Estate Portfolio Segment [Member] | Other Nonconstruction [Member]
Loans receivable	41,327	43,607
Consumer Portfolio Segment [Member]
Loans receivable	73,283	64,415
Balance	1,613	1,200	1,009	1,106
Consumer Portfolio Segment [Member] | Autos [Member]
Loans receivable	3,036	2,885
Consumer Portfolio Segment [Member] | Home Equity Line [Member]
Loans receivable	40,476	38,980
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	16,302	14,782
Consumer Portfolio Segment [Member] | Other Secured [Member]
Loans receivable	2,048	2,031
Consumer Portfolio Segment [Member] | Recreational Vehicle [Member]
Loans receivable	7,553	2,650
Consumer Portfolio Segment [Member] | Land/Lots [Member]
Loans receivable	2,362	1,144
Consumer Portfolio Segment [Member] | Other Unsecured [Member]
Loans receivable	1,506	1,943
Commercial Portfolio Segment [Member]
Loans receivable	85,176	70,106
Balance	$ 2,151	$ 1,441	$ 1,203	$ 2,209